Summary of Significant Accounting Policies - Additional information (Detail) ¥ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($)	Dec. 31, 2025 JPY (¥)	Dec. 31, 2024 JPY (¥)
Accounting Policies [Line Items]
Cash and cash equivalents	$ 16,500,000
Deposits in federal deposit insurance corporation	800,000	$ 1,000,000
FDIC Indemnification Asset	15,400,000	24,500,000
Deposits in deposit insurance corporation of japan	60,000.00		¥ 10.0
Deposits in japanese financial institution	100,000		¥ 16.3
Deposits in excess of deposit insurance corporation of japan		40,000.00		¥ 6.3
Revenue from Contract with Customer, Including Assessed Tax	$ 56,000	0
Revenue, Remaining Performance Obligation, Percentage	100.00%		100.00%
Accounts Receivable, after Allowance for Credit Loss, Current	$ 56,000	0
Accounts Receivable, Allowance for Credit Loss	$ 0	0
Percentage of income tax benefit	50.00%		50.00%
Short term operating lease term	12 months
Foreign currency translation adjustments	$ (10,876)	$ (10,141)
Number of reportable segments | Segment	1
Segment Reporting, Expense Information Used by CODM, Description	The CODM also uses internal budget versus forecasted expense and cash forecast models in making certain decisions. Such models are reviewed to assess the entity-wide/single-segment operating results and performance, including how long cash-on-hand is expected to be sufficient.